Fee and Commission Income - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Principal Transaction Revenue [Line Items]
Fee and commission related to assets management business	¥ 746,537	¥ 742,953	¥ 715,657
Assets Management Business
Principal Transaction Revenue [Line Items]
Fee and commission related to assets management business	¥ 79,426	¥ 61,803	¥ 57,998